ORGANIZATION (Details) € in Thousands, $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2021 EUR (€)	Apr. 30, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2017 USD ($)
Working capital (deficit)				$ 57,220		$ 27,627
Shareholders' deficit				30,485		35,685	$ 34,856		$ 26,742
Income (losses) from continuing operations				5,402		(7,253)	(11,064)
Net cash provided by (used in) operating activities				$ 24,232		(9,092)	7,416
Line of credit, expiration				Oct. 30, 2021	Oct. 30, 2021
Related Party Note [Member]
Line of credit, borrowing capacity				$ 3,000
Line of credit, expiration				Jan. 01, 2022	Jan. 01, 2022
Airport Security and Other Aviation Services [Member]
Income (losses) from continuing operations				$ 6,056		$ (2,406)	$ (9,163)
Difference between cumulative revenues for 2020 and 2019				(86,894)
The Netherlands [Member]
Payroll support amount				21,645
Line of credit, borrowing capacity				$ 14,742
Line of credit, expiration				Mar. 31, 2021	Mar. 31, 2021
Accumulated debt to tax authorities				$ 25,548
The Netherlands [Member] | Euro Member Countries, Euro [Member]
Payroll support amount | €					€ 17,619
Line of credit, borrowing capacity | €								€ 12,000
Accumulated debt to tax authorities | €								20,796
Germany [Member]
Payroll support, percentage				60.00%	60.00%
Debt to VAT				$ 6,710
Germany [Member] | Euro Member Countries, Euro [Member]
Debt to VAT | €								€ 5,462
United States [Member]
Line of credit, borrowing capacity				10,000
Subsequent Event [Member] | The Netherlands [Member]
Line of credit, expiration			Jun. 30, 2021
Subsequent Event [Member] | The Netherlands [Member] | Euro Member Countries, Euro [Member]
Payroll support amount | €	€ 4,556
American subsidiary [Member]
Payroll support amount				13,680
Reduction of labor expenses				$ 12,672
American subsidiary [Member] | Subsequent Event [Member]
Payroll support amount		$ 15,916